SUPPLEMENT DATED JANUARY 3, 2017 TO EACH

STATEMENT OF ADDITIONAL INFORMATION DESCRIBED BELOW

THE INTEGRITY FUNDS

(CLASS A AND C SHARES)

Williston Basin/Mid-North America Stock Fund

Integrity Growth & Income Fund

Integrity High Income Fund

Integrity Dividend Harvest Fund

Statement of Additional Information dated May 1, 2016 (as previously supplemented)

Integrity Energized Dividend Fund

Statement of Additional Information dated May 1, 2016 (as previously supplemented)

(CLASS I SHARES)

Williston Basin/Mid-North America Stock Fund

Integrity Growth & Income Fund

Integrity High Income Fund

Integrity Dividend Harvest Fund

Integrity Energized Dividend Fund

Statement of Additional Information dated August 1, 2016 (as previously supplemented)

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

Mr. Orlin W. Backes retired from the Board of Trustees of The Integrity Funds on December 31, 2016.

********************************************************************

The information set forth in each Statement of Additional Information (including without limitation the information under the heading “Trustees and Officers”) is superseded, to the extent applicable, by the information contained in this Supplement.

If you have questions or need assistance, please contact your registered representative or financial advisor directly or call the Shareholder Services Department at (800) 601-5593.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.